Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement	$ 0	$ 8,477
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement	0	1,437
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement	8,753	10,620
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement	1,483	1,800
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Available revolving line of credit	54,800	43,300
Unused line of credit	$ 51,400	$ 24,500